Schedule of Investments (unaudited) September 30, 2020	BlackRock Utilities, Infrastructure & Power Opportunities Trust (BUI) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Building Products — 7.5%
AO Smith Corp.(a)	96,120	$5,075,136
Johnson Controls International PLC(a)	197,909	8,084,583
Kingspan Group PLC(b)	85,075	7,742,356
Trane Technologies PLC(a)	64,750	7,850,937

		28,753,012

Chemicals — 5.4%
Air Liquide SA	29,239	4,634,664
Johnson Matthey PLC	93,495	2,841,119
LG Chem Ltd	4,950	2,762,941
Linde PLC	19,472	4,603,779
Sika AG, Registered Shares	16,890	4,147,367
Umicore SA	39,350	1,636,744

		20,626,614

Commercial Services & Supplies(a) — 5.0%
Waste Connections, Inc.	83,950	8,714,010
Waste Management, Inc.	92,050	10,417,298

		19,131,308

Construction & Engineering — 3.5%
Quanta Services, Inc.(a)	78,610	4,155,325
Vinci SA	110,150	9,203,750

		13,359,075

Electric Utilities — 31.6%
American Electric Power Co., Inc.(a)	66,550	5,439,131
Duke Energy Corp.(a)	98,268	8,702,614
Edison International(a)	104,050	5,289,902
Enel SpA	2,502,225	21,709,071
Entergy Corp.(a)	26,950	2,655,384
Exelon Corp.(a)	131,208	4,691,998
FirstEnergy Corp.(a)	213,100	6,118,101
Iberdrola SA	1,327,825	16,343,646
Neoenergia SA	1,423,250	4,303,279
NextEra Energy, Inc.(a)(c)	127,295	35,332,000
PPL Corp.(a)	206,500	5,618,865
Xcel Energy, Inc.(a)	70,890	4,892,119

		121,096,110

Electrical Equipment — 6.1%
Eaton Corp. PLC(a)	38,540	3,932,236
Schneider Electric SE	71,232	8,854,058
Vestas Wind Systems A/S	66,060	10,675,723

		23,462,017

Electronic Equipment, Instruments & Components — 2.3%
Hexagon AB, B Shares(b)	56,500	4,267,613
Rogers Corp.(a)(b)	17,546	1,720,561
Samsung SDI Co. Ltd.	7,350	2,715,225

		8,703,399

Independent Power and Renewable Electricity Producers — 7.6%
AES Corp.(a)	365,090	6,611,780
China Longyuan Power Group Corp. Ltd., Class H	11,077,000	6,959,669
EDP Renovaveis SA	922,542	15,314,847

		28,886,296

Security	Shares	Value

Machinery — 1.7%
Atlas Copco AB, B Shares	155,000	$6,468,755

Multi-Utilities — 15.3%
CMS Energy Corp.(a)	134,110	8,235,695
Dominion Energy, Inc.(a)	149,898	11,831,449
National Grid PLC	971,924	11,163,657
Public Service Enterprise Group, Inc.(a)	176,292	9,680,194
RWE AG	345,150	12,925,643
Sempra Energy(a)	39,500	4,675,220

		58,511,858

Oil, Gas & Consumable Fuels — 8.6%
Enterprise Products Partners LP(a)	206,263	3,256,893
Kinder Morgan, Inc.(a)	750,850	9,257,981
TC Energy Corp.	246,250	10,337,858
Williams Cos., Inc.(a)	514,705	10,113,953

		32,966,685

Semiconductors & Semiconductor Equipment — 3.8%
Canadian Solar Inc.(b)	61,340	2,153,034
First Solar, Inc.(a)(b)	54,384	3,600,221
Infineon Technologies AG, Class N	108,850	3,068,022
Maxim Integrated Products, Inc.(a)	42,490	2,872,749
ON Semiconductor Corp.(a)(b)	131,580	2,853,970

		14,547,996

Total Long-Term Investments — 98.4% (Cost: $277,153,028)		376,513,125

Short-Term Securities

Money Market Funds — 2.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.02%(d)(e)	8,296,830	8,296,830

Total Short-Term Securities — 2.2% (Cost: $8,296,830)		8,296,830

Total Investments Before Options Written — 100.6% (Cost: $285,449,858)		384,809,955

Options Written — (0.8)% (Premiums Received: $(3,419,248))		(2,779,972)

Total Investments, Net of Options Written — 99.8% (Cost: $282,030,610)		382,029,983
Other Assets Less Liabilities — 0.2%		709,749

Net Assets — 100.0%		$ 382,739,732

(a)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(b)	Non-income producing security.
(c)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(d)	Affiliate of the Trust.
(e)	Annualized 7-day yield as of period end.

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Utilities, Infrastructure & Power Opportunities Trust (BUI)

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/19	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$12,716,146	$—	$(4,419,316	)(a)	$—	$—	$8,296,830	8,296,830	$36,891	$—

(a)	Represents net amount purchased (sold).

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
CMS Energy Corp.	235	10/01/20	USD	63.61	USD	1,443	$(2)
Johnson Controls International PLC	158	10/02/20	USD	42.00	USD	645	(1,580)
Williams Cos., Inc.	281	10/02/20	USD	22.50	USD	552	(1,405)
NextEra Energy, Inc.	157	10/08/20	USD	283.50	USD	4,358	(32,772)
Eaton Corp. PLC	26	10/09/20	USD	104.00	USD	265	(2,405)
First Solar, Inc.	94	10/09/20	USD	79.00	USD	622	(1,598)
Johnson Controls International PLC	340	10/09/20	USD	42.00	USD	1,389	(9,350)
Kinder Morgan, Inc.	408	10/09/20	USD	14.25	USD	503	(104)
Quanta Services, Inc.	108	10/09/20	USD	51.00	USD	571	(32,875)
Williams Cos., Inc.	294	10/09/20	USD	21.95	USD	578	(489)
AES Corp.	130	10/16/20	USD	18.00	USD	235	(7,800)
American Electric Power Co., Inc.	119	10/16/20	USD	82.50	USD	973	(12,793)
AO Smith Corp.	168	10/16/20	USD	50.00	USD	887	(55,440)
CMS Energy Corp.	234	10/16/20	USD	62.25	USD	1,437	(16,491)
Dominion Energy, Inc.	273	10/16/20	USD	80.00	USD	2,155	(27,300)
Duke Energy Corp.	172	10/16/20	USD	85.00	USD	1,523	(75,680)
Eaton Corp. PLC	27	10/16/20	USD	105.00	USD	275	(2,363)
Edison International	196	10/16/20	USD	55.00	USD	996	(4,410)
Entergy Corp.	94	10/16/20	USD	100.00	USD	926	(11,750)
Exelon Corp.	237	10/16/20	USD	38.00	USD	848	(2,963)
First Solar, Inc.	96	10/16/20	USD	70.00	USD	636	(11,472)
FirstEnergy Corp.	223	10/16/20	USD	31.00	USD	640	(3,345)
FirstEnergy Corp.	150	10/16/20	USD	30.00	USD	431	(5,625)
Kinder Morgan, Inc.	408	10/16/20	USD	14.00	USD	503	(1,020)
Maxim Integrated Products, Inc.	74	10/16/20	USD	70.00	USD	500	(4,625)
ON Semiconductor Corp.	234	10/16/20	USD	24.00	USD	508	(4,095)
PPL Corp.	541	10/16/20	USD	30.00	USD	1,472	(5,410)
Public Service Enterprise Group, Inc.	310	10/16/20	USD	55.00	USD	1,702	(35,650)
Rogers Corp.	58	10/16/20	USD	130.00	USD	569	(28,420)
Sempra Energy	70	10/16/20	USD	130.00	USD	829	(875)
Sempra Energy	68	10/16/20	USD	125.00	USD	805	(3,570)
TC Energy Corp.	120	10/16/20	CAD	64.00	CAD	671	(180)
TC Energy Corp.	95	10/16/20	CAD	66.00	CAD	531	(143)
TC Energy Corp.	239	10/16/20	CAD	62.00	CAD	1,336	(897)
Trane Technologies PLC	114	10/16/20	USD	119.75	USD	1,382	(51,398)
Trane Technologies PLC	112	10/16/20	USD	123.70	USD	1,358	(24,515)
Waste Connections,, Inc.	184	10/16/20	USD	100.00	USD	1,910	(74,520)
Waste Management, Inc.	162	10/16/20	USD	115.00	USD	1,833	(18,225)
Waste Management, Inc.	160	10/16/20	USD	120.00	USD	1,811	(2,400)
Williams Cos., Inc.	294	10/16/20	USD	22.00	USD	578	(2,940)
Xcel Energy, Inc.	133	10/16/20	USD	70.00	USD	918	(10,308)

2

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Utilities, Infrastructure & Power Opportunities Trust (BUI)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Eaton Corp. PLC	54	10/23/20	USD	105.00	USD	551	$(8,505)
Enterprise Products Partners LP	80	10/23/20	USD	17.50	USD	126	(520)
Enterprise Products Partners LP	79	10/23/20	USD	15.50	USD	125	(16,274)
Johnson Controls International PLC	194	10/23/20	USD	42.00	USD	792	(14,065)
Kinder Morgan, Inc.	781	10/23/20	USD	14.00	USD	963	(3,124)
Williams Cos., Inc.	434	10/23/20	USD	21.97	USD	853	(5,516)
Enterprise Products Partners LP	482	10/30/20	USD	18.00	USD	761	(3,615)
Kinder Morgan, Inc.	169	10/30/20	USD	13.50	USD	208	(2,197)
Williams Cos., Inc.	119	10/30/20	USD	20.86	USD	234	(5,133)
Enterprise Products Partners LP	79	11/06/20	USD	15.50	USD	125	(28,045)
Kinder Morgan, Inc.	430	11/06/20	USD	12.68	USD	530	(15,203)
Public Service Enterprise Group, Inc.	307	11/12/20	USD	53.00	USD	1,686	(93,015)
Kinder Morgan, Inc.	430	11/13/20	USD	12.68	USD	530	(17,304)
American Electric Power Co., Inc.	113	11/20/20	USD	85.00	USD	924	(16,950)
AO Smith Corp.	168	11/20/20	USD	55.00	USD	887	(28,980)
Dominion Energy, Inc.	251	11/20/20	USD	85.00	USD	1,981	(19,452)
Duke Energy Corp.	171	11/20/20	USD	87.50	USD	1,514	(67,545)
Eaton Corp. PLC	27	11/20/20	USD	105.00	USD	275	(9,990)
Edison International	169	11/20/20	USD	55.50	USD	859	(22,187)
FirstEnergy Corp.	371	11/20/20	USD	31.00	USD	1,065	(19,477)
Maxim Integrated Products, Inc.	74	11/20/20	USD	70.00	USD	500	(16,465)
NextEra Energy, Inc.	288	11/20/20	USD	290.00	USD	7,994	(207,360)
ON Semiconductor Corp.	226	11/20/20	USD	24.00	USD	490	(21,470)
Quanta Services, Inc.	167	11/20/20	USD	55.00	USD	883	(36,322)
TC Energy Corp.	407	11/20/20	CAD	60.00	CAD	2,275	(17,270)
Williams Cos., Inc.	379	11/20/20	USD	22.00	USD	745	(12,128)
Xcel Energy, Inc.	115	11/20/20	USD	70.00	USD	794	(26,737)

							$(1,324,052)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
EDP Renovaveis SA	Morgan Stanley & Co. International PLC	89,200	10/01/20	EUR	14.35	EUR	1,263	$(4,481)
EDP Renovaveis SA	Credit Suisse International	60,000	10/07/20	EUR	14.14	EUR	850	(16,272)
Enel SpA	Goldman Sachs International	206,900	10/07/20	EUR	8.17	EUR	1,531	(49)
Kingspan Group PLC	UBS AG	5,800	10/07/20	EUR	66.66	EUR	450	(74,740)
Samsung SDI Co. Ltd.	JPMorgan Chase Bank N.A.	2,700	10/07/20	KRW	451,880.00	KRW	1,166,494	(7,619)
Vestas Wind Systems A/S	Credit Suisse International	18,100	10/13/20	DKK	970.53	DKK	18,574	(172,094)
EDP Renovaveis SA	Barclays Bank PLC	46,000	10/15/20	EUR	14.87	EUR	651	(4,193)
LG Chem Ltd.	JPMorgan Chase Bank N.A.	1,700	10/15/20	KRW	787,280.00	KRW	1,109,725	(1,581)
Air Liquide SA	Barclays Bank PLC	10,200	10/20/20	EUR	146.41	EUR	1,379	(3,541)
Enel SpA	Credit Suisse International	242,500	10/20/20	EUR	7.85	EUR	1,794	(10,619)
National Grid PLC	Credit Suisse International	220,800	10/20/20	GBP	8.78	GBP	1,965	(81,521)
Sika AG, Registered Shares	Credit Suisse International	2,600	10/20/20	CHF	222.30	CHF	588	(22,701)
Umicore SA	Credit Suisse International	13,800	10/20/20	EUR	40.41	EUR	490	(2,093)
Hexagon AB, B Shares	Morgan Stanley & Co. International PLC	10,800	10/21/20	SEK	652.64	SEK	7,306	(40,476)
Vinci SA	Morgan Stanley & Co. International PLC	15,600	10/21/20	EUR	81.22	EUR	1,112	(2,254)
EDP Renovaveis SA	Morgan Stanley & Co. International PLC	60,100	10/22/20	EUR	14.26	EUR	851	(22,593)
Johnson Matthey PLC	Barclays Bank PLC	24,600	10/22/20	GBP	26.86	GBP	579	(1,598)
Linde PLC	Credit Suisse International	2,100	10/22/20	EUR	216.79	EUR	423	(1,919)
Neoenergia SA	Credit Suisse International	467,900	10/23/20	BRL	19.06	BRL	7,945	(2,714)
Waste Connections, Inc.	Citibank N.A.	10,900	10/26/20	USD	101.00	USD	1,131	(51,240)
RWE AG	Credit Suisse International	41,400	10/27/20	EUR	32.22	EUR	1,322	(48,718)
Schneider Electric SE	Citibank N.A.	9,500	10/27/20	EUR	104.91	EUR	1,007	(37,537)
Vestas Wind Systems A/S	Credit Suisse International	5,100	10/27/20	DKK	985.50	DKK	5,234	(47,955)
AES Corp.	Citibank N.A.	62,800	10/28/20	USD	18.87	USD	1,137	(29,001)
EDP Renovaveis SA	Credit Suisse International	30,000	11/04/20	EUR	14.25	EUR	425	(14,658)
EDP Renovaveis SA	Morgan Stanley & Co. International PLC	9,800	11/04/20	EUR	14.57	EUR	139	(2,461)

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Utilities, Infrastructure & Power Opportunities Trust (BUI)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Iberdrola SA	UBS AG	232,300	11/04/20	EUR	10.59	EUR	2,439	$(49,965)
Kingspan Group PLC	Morgan Stanley & Co. International PLC	24,000	11/04/20	EUR	75.19	EUR	1,863	(117,858)
Linde PLC	Credit Suisse International	4,750	11/04/20	EUR	208.94	EUR	958	(18,531)
National Grid PLC	Credit Suisse International	119,400	11/04/20	GBP	8.78	GBP	1,063	(33,007)
RWE AG	Goldman Sachs International	43,600	11/04/20	EUR	31.01	EUR	1,393	(79,972)
Sika AG, Registered Shares	Morgan Stanley & Co. International PLC	3,400	11/04/20	CHF	227.66	CHF	769	(18,764)
AES Corp.	Citibank N.A.	25,950	11/05/20	USD	18.23	USD	470	(20,055)
Exelon Corp.	Goldman Sachs International	22,200	11/06/20	USD	38.00	USD	794	(8,725)
AES Corp.	Citibank N.A.	25,950	11/10/20	USD	18.23	USD	470	(21,605)
Atlas Copco AB, B Shares	Goldman Sachs International	26,800	11/10/20	SEK	394.94	SEK	10,017	(17,054)
EDP Renovaveis SA	Goldman Sachs International	27,800	11/10/20	EUR	14.08	EUR	394	(16,992)
Enel SpA	Goldman Sachs International	410,600	11/10/20	EUR	7.71	EUR	3,038	(53,658)
Hexagon AB, B Shares	Barclays Bank PLC	9,000	11/10/20	SEK	707.66	SEK	6,088	(14,125)
Infineon Technologies AG, Class N	Goldman Sachs International	38,100	11/10/20	EUR	25.39	EUR	916	(38,430)
Vinci SA	Goldman Sachs International	22,900	11/10/20	EUR	74.72	EUR	1,632	(49,766)
Atlas Copco AB, B Shares	Morgan Stanley & Co. International PLC	27,500	11/12/20	SEK	386.46	SEK	10,278	(25,697)
Johnson Matthey PLC	Goldman Sachs International	8,200	11/12/20	GBP	24.04	GBP	193	(8,027)
Schneider Electric SE	Morgan Stanley & Co. International PLC	15,500	11/12/20	EUR	109.23	EUR	1,643	(47,606)
PPL Corp.	UBS AG	18,100	11/13/20	USD	28.40	USD	493	(7,503)
Iberdrola SA	Credit Suisse International	232,400	11/18/20	EUR	10.78	EUR	2,440	(50,416)
RWE AG	Goldman Sachs International	35,900	11/18/20	EUR	33.08	EUR	1,147	(53,536)

								$(1,455,920)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Trust’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Building Products	$21,010,656	$7,742,356	$—	$28,753,012
Chemicals	—	20,626,614	—	20,626,614
Commercial Services & Supplies	19,131,308	—	—	19,131,308
Construction & Engineering	4,155,325	9,203,750	—	13,359,075

4

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Utilities, Infrastructure & Power Opportunities Trust (BUI)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Electric Utilities	$83,043,393	$38,052,717	$—	$121,096,110
Electrical Equipment	3,932,236	19,529,781	—	23,462,017
Electronic Equipment, Instruments & Components	1,720,561	6,982,838	—	8,703,399
Independent Power and Renewable Electricity Producers	6,611,780	22,274,516	—	28,886,296
Machinery	—	6,468,755	—	6,468,755
Multi-Utilities	34,422,558	24,089,300	—	58,511,858
Oil, Gas & Consumable Fuels	32,966,685	—	—	32,966,685
Semiconductors & Semiconductor Equipment	11,479,974	3,068,022	—	14,547,996
Short-Term Securities
Money Market Funds	8,296,830	—	—	8,296,830

	$226,771,306	$158,038,649	$—	384,809,955

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(1,007,048)	$(1,772,924)	$—	$(2,779,972)

(a)	Derivative financial instruments are options written. Options written are shown at value.

Currency Abbreviation

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

DKK	Danish Krone

EUR	Euro

GBP	British Pound

KRW	South Korean Won

SEK	Swedish Krona

USD	United States Dollar

Portfolio Abbreviation

LP	Limited Partnership

OTC	Over-the-Counter

SCHEDULE OF INVESTMENTS	5